Leases - Schedule of Commitments under Operating Leases Requiring Annual Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 300
2023	268
2024	234
2025	205
2026	176
2027 and thereafter	835
Total	2,018
Less: amount representing interest	338
Total lease liabilities	1,680
Current operating liabilities	274	$ 241
Non-current operating lease liabilities	1,406	$ 1,656
Total lease liabilities	$ 1,680